Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of (Loss)/Income Before Income Taxes

The Group’s (loss)/income before income taxes consisted of:

	Years ended December 31,
(In thousands)	2018	2019	2020
Non-PRC	(4,388)	(416)	(54,627)
PRC	(21,727)	5,680	(8,603)
Total	(26,115)	5,264	(63,230)

Schedule of Reconciliation of Income Tax Expenses

The reconciliations of the income tax expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Years ended December 31,
(In thousands)	2018	2019	2020
(Loss)/income before income tax	(26,115)	5,264	(63,230)
Income tax computed at statutory PRC income tax rate (25%)(i)	(6,529)	1,316	(15,808)
Differential income tax rates applicable to certain entities comprising the Group	1,601	120	13,121
Effect of tax holiday	1,945	(569)	824
Permanent differences(ii)	3,417	136	451
Change in valuation allowance	1,116	322	2,735
Accelerated deductions on research and development expenses(iii)	(1,550)	(1,268)	(1,138)
Income tax expenses	—	57	185

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.
(ii)	Permanent differences primarily represent non-deductible expenses.
(iii)

This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables those subsidiaries to claim an additional tax deduction amounting to 75% of the qualified research and development expenses incurred.

Summary of Per Share Effect of Tax Holidays

The per share effect of the tax holidays are as follows:

	Years ended December 31,
(In thousands)	2018	2019	2020
Effect of tax holiday	1,945	(569)	824
Per share effect – basic and diluted	(0.01)	0.00	(0.00)

Schedule of Components of Deferred Tax Assets	The components of the deferred tax assets are as follows:
	Years ended December 31,
(In thousands)	2018	2019	2020
Deferred tax assets
Net operating loss carryforwards	6,666	6,991	9,416
Accrued expenses and others	107	104	414
Less: valuation allowance	(6,773)	(7,095)	(9,830)
Net deferred tax assets	—	—	—

Summary of Movement of Valuation Allowance

Movement of valuation allowance

	Years ended December 31,
(In thousands)	2018	2019	2020
Balance at beginning of the year	5,657	6,773	7,095
Change of valuation allowance	1,116	322	2,735
Balance at end of the year	6,773	7,095	9,830